Sales to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales to related parties	$ 1,695	$ 563	$ 253
Boxin
Related Party Transaction [Line Items]
Sales to related parties		520	225
Wuxi iCarnegie
Related Party Transaction [Line Items]
Sales to related parties	43		28
Wuxi IoT
Related Party Transaction [Line Items]
Sales to related parties	51	23
Shenke
Related Party Transaction [Line Items]
Sales to related parties		20
iSS-Foshan
Related Party Transaction [Line Items]
Sales to related parties	1,586
Chengdu-Medical
Related Party Transaction [Line Items]
Sales to related parties	$ 15